OTHER ASSETS - Prepaid Tax Assessment Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Prepaid tax assessment	CAD 12.2	CAD 12.2
Canada Revenue Agency
Income Tax Contingency [Line Items]
Taxes paid	9.5
Alberta Tax and Revenue Administration
Income Tax Contingency [Line Items]
Taxes paid	CAD 2.7